UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02742)

Exact name of registrant as specified in charter:	Putnam Equity Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2013

Date of reporting period:	February 28, 2013

Item 1. Schedule of Investments:

Putnam Equity Income Fund

The fund's portfolio
2/28/13 (Unaudited)

COMMON STOCKS (93.2%)(a)
	Shares	Value

Aerospace and defense (5.5%)

General Dynamics Corp.	459,300	$31,218,621

Honeywell International, Inc.	421,300	29,533,130

L-3 Communications Holdings, Inc.	480,140	36,620,278

Northrop Grumman Corp.(S)	1,354,790	88,982,607

Raytheon Co.	222,100	12,119,997

United Technologies Corp.	366,200	33,159,410

		231,634,043
Auto components (2.3%)

Autoliv, Inc. (Sweden)(S)	248,140	16,173,765

Delphi Automotive PLC (United Kingdom)(NON)	536,400	22,448,340

Johnson Controls, Inc.	223,200	7,024,104

TRW Automotive Holdings Corp.(NON)	895,980	52,585,066

		98,231,275
Automobiles (0.4%)

Ford Motor Co.	1,231,540	15,529,719

		15,529,719
Beverages (1.6%)

Coca-Cola Enterprises, Inc.	1,005,700	35,983,946

Dr. Pepper Snapple Group, Inc.	692,300	30,198,126

		66,182,072
Building products (0.3%)

Owens Corning, Inc.(NON)	323,200	12,543,392

		12,543,392
Capital markets (3.1%)

Charles Schwab Corp. (The)	1,851,300	30,065,112

Invesco, Ltd.	737,500	19,757,625

State Street Corp.	1,417,380	80,209,534

		130,032,271
Chemicals (2.4%)

Ashland, Inc.	495,560	38,638,813

Celanese Corp. Ser. A	291,500	13,656,775

LyondellBasell Industries NV Class A	823,700	48,285,294

		100,580,882
Commercial banks (2.3%)

Popular, Inc. (Puerto Rico)(NON)	360,580	10,067,394

U.S. Bancorp	1,249,700	42,464,806

Wells Fargo & Co.	1,227,640	43,065,611

		95,597,811
Commercial services and supplies (1.0%)

ADT Corp. (The)(S)	368,665	17,655,367

Tyco International, Ltd.	737,330	23,601,933

		41,257,300
Communications equipment (1.7%)

Cisco Systems, Inc.	3,420,250	71,312,213

		71,312,213
Computers and peripherals (2.0%)

Apple, Inc.	72,600	32,045,640

EMC Corp.(NON)	739,900	17,025,099

SanDisk Corp.(NON)(S)	684,310	34,482,381

		83,553,120
Consumer finance (0.9%)

Capital One Financial Corp.	520,900	26,581,527

Discover Financial Services	335,200	12,915,256

		39,496,783
Containers and packaging (0.3%)

Sealed Air Corp.	549,800	12,211,058

		12,211,058
Diversified financial services (6.9%)

Bank of America Corp.	2,134,200	23,967,066

Citigroup, Inc.	2,406,123	100,984,982

CME Group, Inc.	537,000	32,123,340

JPMorgan Chase & Co.	2,312,600	113,132,392

McGraw-Hill Cos., Inc. (The)	368,870	17,170,899

		287,378,679
Diversified telecommunication services (1.3%)

AT&T, Inc.	779,200	27,981,072

Verizon Communications, Inc.	571,970	26,613,764

		54,594,836
Electric utilities (2.3%)

American Electric Power Co., Inc.	552,700	25,860,833

Edison International	258,800	12,430,164

FirstEnergy Corp.	754,000	29,767,920

NextEra Energy, Inc.(S)	338,900	24,356,743

PPL Corp.	75,100	2,314,582

		94,730,242
Food and staples retail (2.1%)

CVS Caremark Corp.	764,500	39,081,240

Kroger Co. (The)	599,200	17,502,632

Walgreen Co.(S)	719,700	29,464,518

		86,048,390
Food products (0.5%)

Bunge, Ltd.(S)	271,600	20,128,276

		20,128,276
Health-care equipment and supplies (4.5%)

Baxter International, Inc.	1,270,400	85,879,040

Covidien PLC	746,025	47,424,809

St. Jude Medical, Inc.	668,900	27,424,900

Zimmer Holdings, Inc.	339,100	25,418,936

		186,147,685
Health-care providers and services (2.8%)

CIGNA Corp.	1,401,300	81,919,998

UnitedHealth Group, Inc.	612,100	32,716,745

		114,636,743
Hotels, restaurants, and leisure (0.6%)

McDonald's Corp.(S)	280,400	26,890,360

		26,890,360
Independent power producers and energy traders (0.9%)

Calpine Corp.(NON)	1,268,100	23,333,040

NRG Energy, Inc.	523,700	12,568,800

		35,901,840
Insurance (8.4%)

Aflac, Inc.	463,830	23,168,309

American International Group, Inc.(NON)	1,013,053	38,506,145

Aon PLC	493,800	30,166,242

Everest Re Group, Ltd.	154,260	19,222,339

Hartford Financial Services Group, Inc. (The)	219,000	5,170,590

MetLife, Inc.	2,344,770	83,098,649

PartnerRe, Ltd.(S)	509,550	45,472,242

Validus Holdings, Ltd.	1,307,490	46,585,869

Willis Group Holdings PLC(S)	395,000	15,041,600

XL Group PLC	1,442,811	41,322,107

		347,754,092
IT Services (0.6%)

Fidelity National Information Services, Inc.	665,600	25,059,840

		25,059,840
Leisure equipment and products (1.0%)

Hasbro, Inc.(S)	1,055,500	42,241,110

		42,241,110
Life sciences tools and services (1.1%)

Thermo Fisher Scientific, Inc.	596,400	44,014,320

		44,014,320
Machinery (0.4%)

Stanley Black & Decker, Inc.	234,200	18,431,540

		18,431,540
Media (4.2%)

Comcast Corp. Special Class A	2,643,650	101,278,232

Interpublic Group of Companies, Inc. (The)	1,761,470	22,511,587

Time Warner, Inc.(S)	987,290	52,494,209

		176,284,028
Metals and mining (0.7%)

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)	848,800	27,093,696

		27,093,696
Oil, gas, and consumable fuels (13.7%)

Apache Corp.	165,400	12,284,258

Chevron Corp.	19,600	2,296,140

Ente Nazionale Idrocarburi (ENI) SpA ADR (Italy)(S)	268,500	12,222,120

Exxon Mobil Corp.	909,100	81,409,905

Hess Corp.(S)	333,400	22,171,100

Marathon Oil Corp.	3,965,300	132,837,550

Marathon Petroleum Corp.	1,132,600	93,869,888

Noble Energy, Inc.	121,700	13,488,011

Occidental Petroleum Corp.	91,600	7,541,428

Royal Dutch Shell PLC ADR (United Kingdom)(S)	1,458,210	95,731,487

Total SA (France)	164,744	8,233,085

Valero Energy Corp.	1,908,100	86,990,279

		569,075,251
Paper and forest products (0.8%)

International Paper Co.	753,110	33,144,371

		33,144,371
Pharmaceuticals (8.0%)

Eli Lilly & Co.	2,132,400	116,556,984

Johnson & Johnson(S)	1,164,870	88,658,256

Merck & Co., Inc.	1,081,800	46,225,314

Pfizer, Inc.	3,007,710	82,321,023

		333,761,577
Professional services (1.1%)

Dun & Bradstreet Corp. (The)(S)	560,060	45,140,836

		45,140,836
Real estate investment trusts (REITs) (1.7%)

American Tower Corp. Class A	213,600	16,575,360

Hatteras Financial Corp.(S)	464,400	12,394,836

MFA Financial, Inc.	4,883,805	43,368,188

		72,338,384
Semiconductors and semiconductor equipment (1.7%)

Intel Corp.	1,092,200	22,772,370

KLA-Tencor Corp.	73,200	4,008,432

NXP Semiconductor NV(NON)	474,700	15,342,304

Texas Instruments, Inc.	784,400	26,959,828

		69,082,934
Software (0.8%)

Oracle Corp.	612,900	20,997,954

Symantec Corp.(NON)	543,300	12,734,952

		33,732,906
Tobacco (1.9%)

Altria Group, Inc.(S)	1,259,700	42,262,935

Philip Morris International, Inc.	398,350	36,548,613

		78,811,548
Wireless telecommunication services (1.4%)

Vodafone Group PLC ADR (United Kingdom)	2,355,300	59,212,242

		59,212,242

Total common stocks (cost $3,210,963,974)		$3,879,797,665

CONVERTIBLE PREFERRED STOCKS (2.5%)(a)
	Shares	Value

ArcelorMittal $1.50 cv. pfd. (France)(NON)	183,261	$4,277,312

PPL Corp. $4.375 cv. pfd.	1,090,062	60,029,714

Swift Mandatory Common Exchange Security Trust 144A 6.00% cv. pfd.	3,145,945	38,065,931

Total convertible preferred stocks (cost $103,459,052)		$102,372,957

CONVERTIBLE BONDS AND NOTES (0.8%)(a)
	Principal amount	Value

MGIC Investment Corp. cv. sr. notes 5s, 2017	$18,271,000	$15,051,650

WESCO International, Inc. cv. company guaranty sr. unsec. notes 6s, 2029	6,471,000	17,326,103

Total convertible bonds and notes (cost $28,043,801)		$32,377,753

SHORT-TERM INVESTMENTS (10.4%)(a)
	Shares	Value

Putnam Short Term Investment Fund 0.10%(AFF)	$109,446,927	$109,446,927

Putnam Money Market Liquidity Fund 0.11%(AFF)	55,051,691	55,051,691

Putnam Cash Collateral Pool, LLC 0.21%(d)	267,032,734	267,032,734

Total short-term investments (cost $431,531,352)		$431,531,352

TOTAL INVESTMENTS

Total investments (cost $3,773,998,179)(b)		$4,446,079,727

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ADS	American Depository Shares: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2012 through February 28, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $4,163,561,560.
(b)	The aggregate identified cost on a tax basis is $3,775,481,145, resulting in gross unrealized appreciation and depreciation of $722,814,901 and $52,216,319, respectively, or net unrealized appreciation of $670,598,582.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the reporting period with a company which is under common ownership or control, or with companies in which the fund owned at least 5% of the voting securities, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$15,593,271	$346,985,194	$307,526,774	$16,172	$55,051,691
	Putnam Short Term Investment Fund *	—	110,796,260	1,349,333	2,186	109,446,927
	Totals	$15,593,271	$457,781,454	$308,876,107	$18,358	$164,498,618
Market values are shown for those securities affiliated during the reporting period.
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $260,120,139.
The fund received cash collateral of $267,032,734, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$359,176,492	$—	$—
Consumer staples	251,170,286	—	—
Energy	560,842,166	8,233,085	—
Financials	972,598,020	—	—
Health care	678,560,325	—	—
Industrials	349,007,111	—	—
Information technology	282,741,013	—	—
Materials	173,030,007	—	—
Telecommunication services	113,807,078	—	—
Utilities	130,632,082	—	—
Total common stocks	3,871,564,580	8,233,085	—
Convertible bonds and notes	—	32,377,753	—
Convertible preferred stocks	—	102,372,957	—
Short-term investments	164,498,618	267,032,734	—

Totals by level	$4,036,063,198	$410,016,529	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Equity Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 26, 2013